Investment Strategy - Innovator Equity Dual Directional 15 Buffer ETF - June	Jun. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund. The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF.

The Fund’s strategy has been specifically designed to produce the “Outcomes” described below based upon the performance of the Underlying ETF over the duration of the Outcome Period and seek to provide investors that hold Shares for the entire Outcome Period with a “dual direction” of positive returns, meaning the Fund seeks to provide positive returns regardless of whether the Underlying ETF share price increases or decreases in value over the course of the Outcome Period, subject to certain limitations detailed herein. The Fund seeks to replicate the performance of the Underlying ETF over the duration of the Outcome Period, subject to the below pre-determined Outcomes. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.

•   Capital Appreciation:

ο If the Underlying ETF experiences positive returns over the course of the Outcome Period, the Fund seeks to provide the positive performance of such returns over the course of the Outcome Period, limited by the Upside Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period if the Underlying ETF appreciates in value. The Upside Cap is set on the first day of the Outcome Period and is 10.70% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Upside Cap is 9.91%; or

ο If the share price of the Underlying ETF decreases in value by an amount less than or equal to the Inverse Performance Threshold (15%) over the course of the Outcome Period, the Fund seeks to provide positive returns that match the absolute value of Underlying ETF losses (i.e., Inverse Performance) up to a maximum return of 15.00% that shareholder can obtain via Inverse Performance (i.e., the Inverse Performance Cap) over the course of the Outcome Period.

•   Buffered Returns:

ο If the Underlying ETF experiences losses over the course of the Outcome Period that exceed the Inverse Performance Threshold, the Fund seeks to provide returns that are 15% less than the Underlying ETF losses over the course of the Outcome Period (i.e., the Buffer). The Fund’s shareholders will bear all Underlying ETF losses exceeding 15% on a one-to-one basis. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 14.21%.

To produce the Outcomes, the Fund invests in FLEX Options that reference the Underlying ETF and may also invest in the Underlying ETF (or the components thereof) directly. The Underlying ETF is an ETF that seeks to provide investment results that, before fees expenses, correspond generally to the performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities, specifically the S&P 500® Index. For additional information regarding the Underlying ETF, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The hypothetical graphical illustration provided below is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. The table is not intended to predict or project the performance of the Fund or its holdings. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of its assets during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/ddfz, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	Fund Performance*
100%	10.70%
50%	10.70%
20%	10.70%
15%	10.70%
10%	10%
5%	5%
0%	0%
(5)%	5%
(10)%	10%
(15)%	15%
(20)%	(5)%
(50)%	(35)%
(100)%	(85)%

*        The Fund’s returns listed herein are provided prior to taking into account any fees or expenses charged to shareholders. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund will have the effect of reducing the returns listed herein.

The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes the Fund seeks to provide and discussed herein are provided based on the Fund’s NAV, whereas shareholders purchase or sell Shares on the Exchange at market prices. Any disconnect between the Fund’s NAV and market prices of Shares will result in returns that deviate from the Outcomes the Fund seeks to provide.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.

The Outcome Period.    The Outcome Period is an approximately one-year period from June 1 through May 31 of the following year. The current Outcome Period is from June 1, 2026 through May 31, 2027. The Fund’s sought-after Outcomes are designed to be provided at the conclusion of the Outcome Period, and are based upon the Fund’s NAV at the outset of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during that time. Because the terms of the FLEX Options don’t change, the Upside Cap, Inverse Performance Threshold, Inverse Performance Cap, Inverse Performance and Buffer all relate to the Fund’s NAV on the first day of the Outcome Period. Further, since the Fund’s option contracts are exercisable at the conclusion of the Outcome Period, the Outcomes are only provided at the end of the Outcome Period. Therefore, to achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares from the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s NAV is based upon the value of its portfolio which consists of FLEX Options, and may also include shares of the Underlying ETF (or the components thereof). Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the value of the Fund’s FLEX Options (and therefore, the Fund’s NAV) will not increase or decrease at the same rate as the Underlying ETF’s share price on a daily basis. The time remaining until those FLEX Options expire, which is at the conclusion of the Outcome Period, also affects their value. The degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF may be higher than if the FLEX Options utilized by the Fund had a shorter term. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

For additional information regarding the Outcome Period, including the potential impacts of purchasing and selling intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Upside Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Upside Cap. The Upside Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period if the Underlying ETF experiences positive returns over the course of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF, if the Underlying ETF experiences returns for the Outcome Period in excess of the Upside Cap, the Fund will not participate in excess returns. The Upside Cap is determined on the first day of the Outcome Period and is 10.70% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Upside Cap is 9.91%. The Upside Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. The Upside Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Upside Cap is also set forth on the Fund’s website at www.innovatoretfs.com/ddfz.

Inverse Performance.    In addition to seeking to provide positive returns if the Underlying ETF appreciates in value over the course of the Outcome Period, the Fund also seeks to provide positive returns if the Underlying ETF decreases in value over the course of the Outcome Period. If the Underlying ETF decreases in value over the course of the Outcome Period by an amount less than or equal to the Inverse Performance Threshold (-15%), the Fund seeks to provide returns that are equal to the absolute value of Underlying ETF losses, prior to taking into account any fees or expenses charged to shareholders, which will have the effect of lessening returns experienced by shareholders. The Inverse Performance Cap (i.e., the maximum return that shareholders can obtain via Inverse Performance) is 15.00%, prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the net Inverse Performance Cap is 14.21%. The Fund’s Inverse Performance Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund.

It is possible that the Fund will drop in value significantly at the end of the Outcome Period if the Inverse Performance Threshold is breached. The Inverse Performance Threshold is measured at the end of the Outcome Period when the Fund’s FLEX Options expire, and therefore the Inverse Performance Threshold is operative only on the final day of the Outcome Period. If the Underlying ETF decreases in value beyond the Inverse Performance Threshold at the end of the Outcome Period, the Fund will not provide any positive returns and rather will experience losses of the Underlying ETF offset by the Buffer. Accordingly, the Fund’s NAV could drop significantly as a result of the Inverse Performance Threshold being exceeded at the end of the Outcome Period, and any gains experienced by the Fund will be lost, offset by the Buffer. Large movements in the price of the Underlying ETF at the end of the Outcome Period exacerbates this risk. Separately, if the Outcome Period has begun and the Underlying ETF has decreased in value below its initial value the onset of the Outcome Period, an investor purchasing Shares at this point may not experience Inverse Performance to the extent of the Inverse Performance Threshold and will remain vulnerable to downside risks. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

Buffer.    The Fund seeks to provide shareholders who hold Shares for the entire Outcome Period with returns that, if the Underlying ETF experiences losses that exceed the Inverse Performance Threshold, are 15% less than the losses of the Underlying ETF over the course of the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 15%, the Fund will experience all subsequent losses on a one-to-one basis. The effect sought to be created by the Buffer is that if the Underlying ETF’s share price has decreased in value in an amount that exceeds the Inverse Performance Threshold over the course of the Outcome Period, the Fund seeks to experience a loss that is 15% less than the loss experienced by the Underlying ETF. A shareholder may lose their entire investment. While the Fund seeks to limit losses to 85% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 14.21%. Since the Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period. For additional information regarding the operation of the Buffer and impacts of purchasing or selling Shares intra-Outcome Period, see “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The Fund’s Portfolio.    The Fund invests in FLEX Options that reference the Underlying ETF and may also invest directly in shares of the Underlying ETF (or the components thereof). In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded option contracts with uniquely customizable terms.

The Fund seeks to achieve the Outcomes, including the Upside Cap, Inverse Performance and Buffer, by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price of the Underlying ETF at which the option contract may be exercised. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

For a given Outcome Period, the Fund may invest exclusively in FLEX Options or may purchase the Underlying ETF directly (and/or the components thereof) and FLEX Options to produce the Outcomes. To the extent the Fund invests solely in FLEX Options that reference the Underlying ETF, the Upside Cap, Inverse Performance, Inverse Performance, Inverse Performance Cap, Inverse Performance Threshold and Buffer will be provided on a price return basis (i.e., the Outcomes will be provided based on changes in the share price of the Underlying ETF), and the Fund will not receive the benefit of any dividends. For Outcome Periods in which the Fund directly purchases the Underlying ETF, in addition to FLEX Options, to construct the Fund’s portfolio, the Fund will receive dividends from the Underlying ETF, and the Upside Cap, Inverse Performance, Inverse Performance Cap, Inverse Performance Threshold and Buffer will be provided inclusive of dividends received (i.e, the price returns of the Underlying ETF plus dividends received). If the Fund invests in the Underlying ETF directly (or the components thereof), to calculate the Upside Cap, Inverse Performance Threshold, Inverse Performance Cap and Buffer the Adviser will assume an estimated dividend rate for the Underlying ETF (which is based on the historical dividend rate of the Underlying ETF). To the extent the dividends received by the Fund differ from this assumed rate, the Upside Cap, Inverse Performance, Inverse Performance Cap, Inverse Performance Threshold and Buffer may be higher or lower than disclosed herein. If the Fund invests directly in the Underlying ETF, it will bear its proportionate share of the

Underlying ETF’s expenses. The Adviser has entered into an agreement to waive its management fee to the extent of the acquired fund fees and expenses incurred in connection with its investment in the Underlying ETF.

Additional information regarding the terms of the FLEX Options, information on the Underlying ETF, and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options, or a combination of FLEX Options and the Underlying ETF (or components thereof) directly, and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Upside Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Upside Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/ddfz, which also provides information regarding, among other items, the start date and end date of the Outcome Period, the Upside Cap, Inverse Performance Threshold, Inverse Performance Cap and Buffer, the Underlying ETF, the Fund’s portfolio holdings for the Outcome Period, whether the Outcomes are based on the price return of the Underlying ETF or the price return of the Underlying ETF plus dividends received, and information relating to the potential outcomes of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Upside Cap, is communicated on the Fund’s website.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF.
Strategy Portfolio Concentration [Text]	The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent.